Document and Entity Information	0 Months Ended
Apr. 01, 2015
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr. 01, 2015
Registrant Name	Premier Multi-Series VIT
Central Index Key	0001551431
Amendment Flag	false
Document Creation Date	Apr. 01, 2015
Document Effective Date	Apr. 01, 2015
Prospectus Date	Apr. 01, 2015